Operating Leases (Table)	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Future minimum lease payments under noncancellable operating leases

2012	$246,610
2013	216,972
2014	184,027
2015	150,861
2016	114,627
Later years	177,821

Total minimum lease payments	$1,090,918